Exhibit 99.1	EXHIBIT C to the Supplement to PSA
CLASS A CUSIP
CLASS B CUSIP

MONTHLY CERTIFICATEHOLDERS' STATEMENT

SERIES 2000-L

FIA CARD SERVICES, NATIONAL ASSOCIATION

BA MASTER CREDIT CARD TRUST II

MONTHLY PERIOD ENDING JUNE 30, 2006

The information which is required to be prepared with respect to the Distribution Date of July 17, 2006, and with respect to the performance of the Trust during the month of June, 2006 is set forth below.

Capitalized terms used in this statement have their respective meanings set forth in the Amended and Restated Pooling and Servicing Agreement.

Material terms, parties and related abbreviations used herein may be found in the following documents as filed with the Securities and Exchange Commission ("SEC"):

Series 2000-L Supplement to the Pooling and Servicing Agreement relating to the Collateral Certificate	Included in Exhibit 4.1 to FIA's Form 8-K filed with the SEC on February 14, 2001

Amended and Restated Pooling and Servicing Agreement dated as of June 10, 2006	Included in FIA's Form 8-K filed with the SEC on June 13, 2006

A.      In accordance with Article IV of the Amended and Restated Pooling and Servicing Agreement, Allocations of Collections of Finance Charge Receivables and Principal Receivables for each Series shall be applied in the priority described in the two charts below. These charts are only an overview of the application and priority of payments of Collections of Finance Charge Receivables and Principal Receivables. For a more detailed description, please see the Amended and Restated Pooling and Servicing Agreement and the Series 2000-L Supplement previously filed by the Registrant with the SEC.

Allocations of Collections of Finance Charge Receivables

Allocations of Collections of Principal Receivables

B.	Information Regarding the Current Monthly Distribution to Certificateholders (Stated on the Basis of $1,000 Original Certificate Principal Amount).

	1.	The amount of distribution in respect of Class A Monthly Principal	$0.000000

	2.	The amount of distribution in respect of Class B Monthly Principal	$0.000000

	3.	The amount of distribution in respect of Collateral Monthly Principal	$0.000000

	4.	The amount of distribution in respect of Class A Monthly Interest	$5.416667

	5.	The amount of distribution in respect of Class A Deficiency Amounts	$0.000000

	6.	The amount of distribution in respect of Class A Additional Interest	$0.000000

	7.	The amount of distribution in respect of Class B Monthly Interest	$5.065555

	8.	The amount of distribution in respect of Class B Deficiency Amount	$0.000000

	9.	The amount of distribution in respect of Class B Additional Interest	$0.000000

	10.	The amount of distribution in respect of Collateral Monthly Interest	$5.153125

11.	The amount of distribution in respect of any accrued and unpaid Collateral Monthly Interest	$0.000000

C.	Information Regarding the Performance of the Trust

	1.	Collection of Principal Receivables

		(a)	The aggregate amount of Collections of Principal Receivables processed during the related Monthly Period which were allocated in respect of the Class A Certificates	$71,993,236.84

		(b)	The aggregate amount of Collections of Principal Receivables processed during the related Monthly Period which were allocated in respect of the Class B Certificates	$6,352,341.73

		(c)	The aggregate amount of Collections of Principal Receivables processed during the related Monthly Period which were allocated in respect of the Collateral Interest	$6,352,341.73

2.	Principal Receivables in the Trust

	(a)	The aggregate amount of Principal Receivables in the Trust as of the end of the day on the last day of the related Monthly Period	$77,522,398,584.43

	(b)	The amount of Principal Receivables in the Trust represented by the Investor Interest of Series 2000-L as of the end of the day on the last day of the related Monthly Period	$500,000,000.00

	(c)	The amount of Principal Receivables in the Trust represented by the Adjusted Investor Interest of Series 2000-L as of the end of the day on the last day of the related Monthly Period	$500,000,000.00

	(d)	The amount of Principal Receivables in the Trust represented by the Class A Investor Interest as of the end of the day on the last day of the related Monthly Period	$425,000,000.00

	(e)	The amount of Principal Receivables in the Trust represented by the Class A Adjusted Investor Interest as of the end of the day on the last day of the related Monthly Period	$425,000,000.00

(f)	The amount of Principal Receivables in the Trust represented by the Class B Investor Interest as of the end of the day on the last day of the related Monthly Period	$37,500,000.00

(g)	The amount of Principal Receivables in the Trust represented by the Class B Adjusted Investor Interest as of the end of the day on the last day of the related Monthly Period	$37,500,000.00

(h)	The amount of Principal Receivables in the Trust represented by the Collateral Interest as of the end of the day on the last day of the related Monthly Period	$37,500,000.00

(i)	The Floating Investor Percentage with respect to the period:

	June 1, 2006 through June 30, 2006	0.64%

(j)	The Class A Floating Allocation with respect to the related Monthly Period	0.850

(k)	The Class B Floating Allocation with respect to the related Monthly Period	0.075

(l)	The Collateral Floating Allocation with respect to the related Monthly Period	0.075

(m)	The Fixed Investor Percentage with respect to the related Monthly Period	N/A

(n)	The Class A Fixed Allocation with respect to the related Monthly Period	N/A

(o)	The Class B Fixed Allocation with respect to the related Monthly Period	N/A

(p)	The Collateral Fixed Allocation with respect to the related Monthly Period	N/A

3.	Shared Principal Collections

	The aggregate amount Shared Principal Collections allocated to:

	1. Series 1996-G	361,490,525.34

	Total	$361,490,525.34

4.	Delinquent Balances

The aggregate amount of outstanding balances in the Accounts which were delinquent as of the end of the day on the last day of the related Monthly Period:

		Percentage of Total Receivables	Aggregate Account Balance

(a)	30 - 59 days:	1.36%	$1,076,486,055.73

(b)	60 - 89 days:	0.78%	$615,530,620.53

(c)	90 - 119 days:	0.63%	$494,004,536.76

(d)	120 - 149 days:	0.63%	$494,219,802.43

(e)	150 - 179 days:	0.66%	$515,572,758.15

(f)	180 – or more days:	0.00%	$1,406,542.37

	Total:	4.06%	$3,197,220,315.97

5.	Investor Default Amount

	(a)	The Aggregate Investor Default Amount for the related Monthly Period	$1,311,554.36

	(b)	The Class A Investor Default Amount for the related Monthly Period	$1,114,821.30

	(c)	The Class B Investor Default Amount for the related Monthly Period	$98,366.53

	(d)	The Collateral Default Amount for the related Monthly Period	$98,366.53

6.	Investor Charge Offs

	(a)	The aggregate amount of Class A Investor Charge Offs for the related Monthly Period	$0.00

	(b)	The aggregate amount of Class A Investor Charge Offs set forth in 6 (a) above per $1,000 of original certificate principal amount	$0.00

	(c)	The aggregate amount of Class B Investor Charge Offs for the related Monthly Period	$0.00

	(d)	The aggregate amount of Class B Investor Charge Offs set forth in 6 (c) above per $1,000 of original certificate principal amount	$0.00

	(e)	The aggregate amount of Collateral Charge Offs for the related Monthly Period	$0.00

	(f)	The aggregate amount of Collateral Charge Offs set forth in 6 (e) above per $1,000 of original certificate principal amount	$0.00

(g)	The aggregate amount of Class A Investor Charge Offs reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

(h)	The aggregate amount of Class A Investor Charge Offs set forth in 6 (g) above per $1,000 original certificate principal amount reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

(i)	The aggregate amount of Class B Investor Charge Offs reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

(j)	The aggregate amount of Class B Investor Charge Offs set forth in 6 (i) above per $1,000 original certificate principal amount reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

(k)	The aggregate amount of Collateral Charge Offs reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

(l)	The aggregate amount of Collateral Charge Offs set forth in 6 (k) above per $1,000 original certificate principal amount reimbursed on the Transfer Date immediately preceding this Distribution Date	$0.00

7.	Investor Servicing Fee

	(a)	The amount of the Class A Servicing Fee payable by the Trust to the Servicer for the related Monthly Period	$442,708.33

	(b)	The amount of the Class B Servicing Fee payable by the Trust to the Servicer for the related Monthly Period	$39,062.50

	(c)	The amount of the Collateral Servicing Fee payable by the Trust to the Servicer for the related Monthly Period	$39,062.50

	(d)	The amount of Servicer Interchange payable by the Trust to the Servicer for the related Monthly Period	$312,500.00

8.	Reallocations

	(a)	The amount of Reallocated Collateral Principal Collections with respect to this Distribution Date	$0.00

(b)	The amount of Reallocated Class B Principal Collections with respect to this Distribution Date	$0.00

(c)	The Collateral Interest Amount as of the close of business on this Distribution Date	$37,500,000.00

(d)	The Class B Investor Interest as of the close of business on this Distribution Date	$37,500,000.00

(e)	The Class B Adjusted Investor Interest as of the close of business on this Distribution Date	$37,500,000.00

(f)	The Class A Investor Interest as of the close of business on this Distribution Date	$425,000,000.00

(g)	The Class A Adjusted Investor Interest as of the close of business on this Distribution Date	$425,000,000.00

9.	Principal Funding Account

	(a)	The principal amount on deposit in the Principal Funding Account on the related Transfer Date (after taking into account deposits on such date but prior to withdrawals)	$0.00

	(b)	The Accumulation Shortfall with respect to the related Monthly Period	$0.00

	(c)	The Principal Funding Investment Proceeds deposited in the Finance Charge Account on the related Transfer Date to be treated as Class A Available Funds	$0.00

	(d)	The Principal Funding Investment Proceeds deposited in the Finance Charge Account on the related Transfer Date to be treated as Class B Available Funds	$0.00

10.	Reserve Account

	(a)	The Reserve Draw Amount on the related Transfer Date	$0.00

	(b)	The amount of all or a portion of the Reserve Draw Amount deposited in the Finance Charge Account on the related Transfer Date from the Reserve Account	$0.00

		(1) The Reserve Draw Amount deposited in the Finance Charge Account to be treated as Class A Available Funds	$0.00

	(2) The Reserve Draw Amount deposited in the Finance Charge Account to be treated as Class B Available Funds	$0.00

(c)	Interest Earnings on funds on deposit in the Reserve Account deposited in the Finance Charge Account on the related Transfer Date	$0.00

11.	Swap Reserve Fund

	(a)	The Swap Reserve Draw Amount on the related Transfer Date	$0.00

	(b)	The amount of the Swap Reserve Draw Amount deposited in the Finance Charge Account on the related Transfer Date to be treated as Class A Available Funds	$0.00

12.	Swap Cash Flows

	(a)	The amount of the Net Swap Receipt for the related Transfer Date	$277,666.66

	(b)	The amount of the Net Swap Payment for the related Transfer Date	$0.00

13.	Available Funds

	(a)	The amount of Class A Available Funds on deposit in the Finance Charge Account on the related Transfer Date	$6,503,780.96

	(b)	The amount of Class B Available Funds on deposit in the Finance Charge Account on the related Transfer Date	$549,362.78

	(c)	The amount of Collateral Available Funds on deposit in the Finance Charge Account on the related Transfer Date	$549,362.78

14.	Collection of Finance Charge Receivables

	(a)	The aggregate amount of Collections of Finance Charge Receivables and Annual Membership Fees processed during the related Monthly Period, allocated in respect of the Class A Certificates	$6,769,405.96

	(b)	The aggregate amount of Collections of Finance Charge Receivables and Annual Membership Fees processed during the related Monthly Period which were allocated in respect of the Class B Certificates	$572,800.28

(c)	The aggregate amount of Collections of Finance Charge Receivables and Annual Membership Fees processed during the related Monthly Period which were allocated in respect of the Collateral Interest	$572,800.28

15.	Portfolio Yield

	(a)	The Portfolio Yield for the related Monthly Period	15.18%

	(b)	The Portfolio Adjusted Yield	7.08%

D.	Floating Rate Determinations

	LIBOR rates for the related Interest Period:
	Class A and Class B determination -	5.19875%

	Collateral Interest determination -	5.18375%

E.	Information Regarding the Status of the Interest Rate Swap and the Swap Counterparty

	1.	Has the Interest Reserve Account been established?	No

	2.	Has the Interest Reserve Account been funded?	No

	3.	The aggregate amount of funds withdrawn from the Interest Reserve Account, if any	$0.00

	4.	How any funds withdrawn from the Interest Reserve Account were utilized	N/A

	5.	Has the Interest Rate Swap been terminated?	No

FIA CARD SERVICES, NATIONAL ASSOCIATION, Servicer

Name: Marcie E. Copson-Hall
Title: Senior Vice President